Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2011
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Core Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors New Concepts Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Vanguard Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Continental Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001072962_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 31, 2012 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 31, 2011

and as supplemented November 16, 2011

The following replaces the second and third sentences of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 44, 48 and 52 of the Waddell & Reed Advisors Equity Funds prospectus:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 77 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 87 of the Fund's statement of additional information (SAI).